Shareowners' Equity (Changes In Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders equity note [line items]
Adjustment To Reclass Unrealized Gains To Offset Deferred Acquisition Costs And Present Value Of Future Profits	$ 960	$ (1,171)	$ 527
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) Beginning balance	(9,120)	(20,230)	(23,974)
Other comprehensive income (OCI) before reclassifications - net of deferred taxes	(12,087)	8,844	841
Reclassification from OCI, tax	(3,035)	(2,266)	(2,903)
Other comprehensive income, net of tax	(9,066)	11,085	3,757
Less Other comprehensive income (loss) attributable to noncontrolling interests	(14)	(25)	13
Accumulated Other Comprehensive Income (Loss) Ending balance	(18,172)	(9,120)	(20,230)
Investment Securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) Beginning balance	307	677	(30)
OCI before reclassification tax	353	(407)	387
Other comprehensive income (OCI) before reclassifications - net of deferred taxes	562	(692)	683
Reclassification from OCI, tax	(84)	(222)	(13)
Reclassification from OCI net of deferred taxes	(146)	(318)	(22)
Other comprehensive income, net of tax	708	(374)	705
Less Other comprehensive income (loss) attributable to noncontrolling interests	2	(4)	(2)
Accumulated Other Comprehensive Income (Loss) Ending balance	1,013	307	677
Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) Beginning balance	126	412	133
Accumulated Other Comprehensive Income (Loss) beg bal - adj		283
OCI before reclassification tax	(129)	(613)	(266)
Other comprehensive income (OCI) before reclassifications - net of deferred taxes	(2,600)	510	474
Reclassification from OCI, tax	(213)	(793)	(54)
Reclassification from OCI net of deferred taxes	129	818	174
Other comprehensive income, net of tax	(2,729)	(308)	300
Less Other comprehensive income (loss) attributable to noncontrolling interests	(19)	(22)	21
Accumulated Other Comprehensive Income (Loss) Ending balance	(2,427)	126	412
Cash Flow Hedge
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) Beginning balance	(257)	(722)	(1,176)
Accumulated Other Comprehensive Income (Loss) beg bal - adj	(414)	(414)
OCI before reclassification tax	23	250	392
Other comprehensive income (OCI) before reclassifications - net of deferred taxes	(610)	738	385
Reclassification from OCI, tax	(34)	177	245
Reclassification from OCI net of deferred taxes	(844)	271	(68)
Other comprehensive income, net of tax	234	467	453
Less Other comprehensive income (loss) attributable to noncontrolling interests	0	2	(1)
Accumulated Other Comprehensive Income (Loss) Ending balance	(180)	(257)	(722)
Pension Plan, Defined Benefit
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) Beginning balance	(9,296)	(20,597)	(22,901)
Other comprehensive income, net of tax	(7,279)	11,300	2,299
Less Other comprehensive income (loss) attributable to noncontrolling interests	3	(1)	(5)
Prior Service credit (cost)- net of deferred taxes	(396)	6	(534)
Net actuarial gain (loss), Tax	(5,332)	4,506	(574)
Net actuarial gain (loss) - net of deferred taxes	(9,849)	8,269	(1,396)
Prior service credit (costs), tax	219	(5)	304
Net curtailment/settlement, tax	41	0	123
Net curtailment/settlement - net of deferred taxes	72	0	174
Prior service cost amortization, tax	241	267	326
Prior service cost amortization - net of deferred taxes	349	397	497
Net actuarial loss amortization, tax	859	1,343	1,278
Net actuarial loss amortization - net of deferred taxes	1,753	2,640	2,490
Accumulated Other Comprehensive Income (Loss) Ending balance	$ (16,578)	$ (9,296)	$ (20,597)